--------------------------------------------------------------------------------

                                                            Page 10
PC&J PERFORMANCE FUND

Semi-Annual Report
to Shareholders
June 30, 2002

--------------------------------------------------------------------------------









                           The PC&J Performance Fund is a registered investment
                  company under the Investment Company Act of 1940 and, for your protection, is regulated by the Securities and Exchange Commission. The enclosed 2002 Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions.





                                                         James Johnson
                                                           Secretary




                                                       Kathleen Carlson
                                                           Treasurer

PC&J PERFORMANCE FUND

FINANCIAL HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2001, 2000, 1999, and 1998 have been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 2002 have been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.

---------------------------------------------------------------------------------------------------------------------


Selected Data for Each Share of Capital            2002          2001           2000          1999          1998
Stock Outstanding Throughout the Period         (Unaudited)

                                               ----------------------------------------------------------------------

Net asset value-beginning of period                $26.02         $31.63        $39.41        $34.23        $27.01
                                               -------------- ------------  ------------- ------------- -------------

Income from investment operations:
     Net investment income (loss)                   (0.04)         (0.11)        (0.16)        (0.18)        (0.11)
     Net realized and unrealized
        gain (loss) on securities                   (3.13)         (5.50)        (4.86)         6.01          8.69
                                               --------------
                                                              ------------  ------------- ------------- -------------

Total from investment operations                    (3.17)         (5.61)        (5.02)         5.83          8.58
                                               -------------- ------------  ------------- ------------- -------------

Less dividends:
     From net investment income                     (0.00)         (0.00)        (0.00)        (0.00)        (0.00)
     From net realized gain
       on investments                               (0.00)         (0.00)        (2.76)        (0.65)        (1.36)
                                               --------------
                                                              ------------  ------------- ------------- -------------

Total dividends                                     (0.00)         (0.00)        (2.76)        (0.65)        (1.36)
                                               -------------- ------------  ------------- ------------- -------------

Net asset value-end of period                      $22.85         $26.02        $31.63        $39.41        $34.23
                                               ============== ============  ============= ============= =============


Total return                                      (12.18%)       (17.74%)     (12.80%)       17.03%        31.77%

Ratios to average net assets
     Expenses                                      1.49% *        1.50%         1.50%         1.50%         1.50%
     Net investment income (loss)                 (0.28%)*       (0.38%)       (0.44%)       (0.52%)       (0.38%)

Portfolio turnover rate                           35.73% *       57.58%        35.40%        23.72%        25.60%

Net assets at end of period (000's)              $ 40,338       $ 46,094       $ 56,084      $ 63,003      $ 48,832










*   Annualized
PC&J PERFORMANCE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                     PERCENT
                                                       OF NET                  NUMBER OF SHARES            MARKET
SECURITY (Note A)                                      ASSETS                                               VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS:
Industrials:                                             11.0%
     Caterpillar Inc.                                                                  20,000            $    979,000
     General Dynamics Corp.                                                            10,000               1,063,500
     General Electric Co.                                                              43,800               1,272,390
     United Technologies Corp.                                                         16,600               1,127,140
                                                                                                       ----------------

                                                                                                            4,442,030

                                                                                                       ----------------

Consumer discretionary:                                  14.1
     AOL Time Warner Inc.(1)                                                           42,200                 620,762
     Black & Decker Corp.                                                              19,000                 915,800
     Cendant Corp.(1)                                                                  20,000                 317,600
     Disney (Walt) Co.                                                                 35,000                 661,500
     Fortune Brands                                                                     7,000                 391,580
     Home Depot Inc.                                                                   20,200                 741,946
     Viacom Inc. Cl B(1)                                                               17,000                 754,290
     Wal Mart Stores Inc.                                                              23,000               1,265,230
                                                                                                       ----------------

                                                                                                            5,668,708

                                                                                                       ----------------
                                                                                                       ----------------

Consumer staples:                                         4.6
     Clorox Co.                                                                        29,000               1,199,150
     Newell Rubbermaid Inc.                                                            18,500                 648,610
                                                                                                       ----------------

                                                                                                            1,847,760

                                                                                                       ----------------

Energy:                                                   6.0
     ChevronTexaco Corp.                                                               10,200                 902,700
     Exxon Mobil Corp.                                                                 25,346               1,037,158
     Schlumberger Ltd.                                                                 10,000                 465,000
                                                                                                       ----------------

                                                                                                            2,404,858

                                                                                                       ----------------

Healthcare:                                              10.6
     Baxter Int'l. Inc.                                                                20,500                 911,020
     Pfizer Inc.                                                                       17,000                 595,000
     Quest Diagnostics Inc.(1)                                                          9,900                 851,895
     Tenet Healthcare Corp.(1)                                                         19,000               1,359,450
     Wyeth                                                                             11,000                 563,200
                                                                                                       ----------------

                                                                                                         $  4,280,565

                                                                                                       ----------------





(1) Non-income producing security.
See notes to financial statements.

PC&J PERFORMANCE FUND

JUNE 30, 2002
(UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                     PERCENT
                                                       OF NET                  NUMBER OF SHARES            MARKET
SECURITY (Note A)                                      ASSETS                                               VALUE
---------------------------------------------------------------------------------------------------------------------------

Financial services:                                       23.8%
     American Express Co.                                                              25,200            $    915,264
     American International Group Inc.                                                 10,534                 718,735
     Bank of America Corp.                                                             13,300                 935,788
     Citigroup Inc.                                                                    31,000               1,201,250
     Merrill Lynch & Co. Inc.                                                          21,500                 870,750
     Northern Trust Corp.                                                               8,800                 387,640
     Prudential Financial(1)                                                           20,000                 667,200
     S&P 500 SPDR Trust                                                                10,000                 990,500
     Wells Fargo & Co.                                                                 35,000               1,752,100
     Ishares Trust S&P Smlcp Valu                                                      13,000               1,169,220
                                                                                                       ----------------
                                                                                                       ----------------

                                                                                                            9,608,447

                                                                                                       ----------------

Industrial commodities:                                   7.9
     3M Company                                                                         6,000                 738,000
     Alcoa Inc.                                                                        42,800               1,418,820
     International Paper Co.                                                           24,000               1,045,920
                                                                                                       ----------------

                                                                                                            3,202,740

                                                                                                       ----------------

Technology:                                              13.6
     Cisco Systems Inc.(1)                                                             37,500                 522,750
     Dell Computer Corp.(1)                                                            20,000                 523,800
     E M C Corp.(1)                                                                    25,800                 194,790
     Intel Corp.                                                                       30,000                 548,100
     L-3 Communications Hldgs.(1)                                                      15,000                 810,000
     LSI Logic Corp.(1)                                                                20,000                 175,000
     Microsoft Corp.(1)                                                                21,000               1,148,700
     Nasdaq 100 Trust Ser 1(1)                                                         14,000                 364,980
     SunGard Data Systems Inc.(1)                                                      24,000                 635,520
     Texas Instruments Inc.                                                            24,000                 568,800
                                                                                                       ----------------

                                                                                                         $  5,492,440

                                                                                                       ----------------














(1) Non-income producing security.
See notes to financial statements.

PC&J PERFORMANCE FUND

SCHEDULE OF INVESTMENTS (Concluded)
JUNE 30, 2002
(UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                     PERCENT
                                                       OF NET                  NUMBER OF SHARES            MARKET
SECURITY (Note A)                                      ASSETS                                               VALUE
---------------------------------------------------------------------------------------------------------------------------

Telecommunications:                                       4.2%
     Nokia Corp                                                                        24,500           $     354,760
     Verizon Communications                                                            33,000               1,324,950
                                                                                                       ----------------
                                                                                                       ----------------

                                                                                                            1,679,710
                                                    -------------                                      ----------------
                                                    -------------                                      ----------------

TOTAL COMMON STOCKS
     (Cost $33,991,201)                                  95.8                                              38,627,258

                                                                                                       ----------------



SHORT-TERM OBLIGATIONS                                    2.1
     Firstar Treasury Fund                                                                                     11,643
     Firstar Federal Prime Obligations Fund                                                                   850,000

                                                                                                       ----------------

TOTAL SHORT-TERM OBLIGATIONS
     (Cost $861,643)                                                                                          861,643

                                                    -------------                                      ----------------
                                                    -------------                                      ----------------

TOTAL INVESTMENTS
     (Cost $34,852,844)(2)                               97.9%                                            $39,488,901

                                                    =============                                      ================























(1) Non-income producing security.
(2) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation (See Note D)
See notes to financial statements.

PC&J PERFORMANCE FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------


ASSETS:
Investments in securities, at market value                                                                $39,488,901
         (Cost basis - $34,852,844) (Notes A & D)

Receivables:
         Dividends and interest                                                                                15,834
         Fund shares sold                                                                                      44,961
         Securities sold                                                                                    1,011,694

                                                                                                       -----------------
                                                                                                       -----------------

Total assets                                                                                               40,561,390

                                                                                                       -----------------

LIABILITIES:
Accrued expenses (Note B)                                                                                     (51,027)

Payables:  Securities purchased                                                                              (171,900)


                                                                                                       -----------------

Total liabilities                                                                                            (222,927)

                                                                                                       -----------------
                                                                                                       -----------------


NET ASSETS                                                                                                $40,338,463

                                                                                                       =================



SHARES OUTSTANDING (Unlimited authorization - no par value):
         Beginning of period                                                                                1,771,502
         Net decrease (Note C)                                                                                 (5,964)
                                                                                                       -----------------

         End of Period                                                                                      1,765,538

                                                                                                       =================



NET ASSET VALUE, offering price and redemption price per share                                               $22.85
                                                                                                       =================



NET ASSETS CONSIST OF:
         Paid in capital                                                                                  $35,067,845
         Net unrealized appreciation on investments                                                         4,636,057
         Net investment (loss)                                                                                (62,031)
         Accumulated net realized gain on investments                                                         696,592
                                                                                                       -----------------

         Net Assets                                                                                       $40,338,463
                                                                                                       =================








See notes to financial statements.

PC&J PERFORMANCE FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME (Note A):
         Dividends                                                                                      $    250,909
         Interest                                                                                             19,769
                                                                                                       ----------------

Total investment income                                                                                      270,678

                                                                                                       ----------------

EXPENSES (Note B):
         Investment advisory fee                                                                             221,806
         Management fee                                                                                      110,903
                                                                                                       ----------------

Total expenses                                                                                               332,709

                                                                                                       ----------------

NET INVESTMENT (LOSS)                                                                                        (62,031)

                                                                                                       ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
         Net realized gain on investments                                                                    908,494
         Change in unrealized appreciation (depreciation) of investments                                  (6,510,391)
                                                                                                       ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS ) ON INVESTMENTS                                                   (5,601,897)

                                                                                                       ----------------

NET (DECREASE) IN NET ASSETS FROM OPERATIONS                                                             $(5,663,928)

                                                                                                       ================

























See notes to financial statements.

PC&J PERFORMANCE FUND

STATEMENT OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------

                                                                            For the Six Months           For the Year
                                                                                     Ended                    Ended
                                                                               June 30, 2002         December 31, 2001
(Unaudited)
                                                                           ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
         Net investment (loss)                                                     $   (62,031)          $   (186,160)
         Net realized gain (loss) on investments                                       908,494               (211,902)
         Change in unrealized appreciation (depreciation) of
                investments                                                         (6,510,391)            (9,529,090)
                                                                                ---------------        ----------------

Net increase (decrease) in net assets from operations                               (5,663,928)            (9,927,152)

                                                                                ---------------        ----------------

DIVIDENDS TO SHAREHOLDERS:
         Dividends from net investment income                                                0                      0
         Dividends from net realized gain on investments                                     0                      0
                                                                                ---------------        ----------------

Net (decrease) in assets from dividends to shareholders                                      0                      0

                                                                                ---------------        ----------------

DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (Note C)
                                                                                       (91,645)               (62,841)
                                                                                ---------------        ----------------

Total increase (decrease) in net assets                                             (5,755,573)            (9,989,993)

NET ASSETS:
         Beginning of period                                                        46,094,036             56,084,029

                                                                                ---------------        ----------------

         End of period                                                             $40,338,463            $46,094,036

                                                                                ===============        ================
























See notes to financial statements.

PC&J PERFORMANCE FUND

NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a "no-load, open-end, diversified" investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is long-term growth of capital through investment in common stocks. Current income is of secondary importance.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(1) Security Valuations - Investments in securities traded on a national securities exchange are valued at the last sale price as of the close of New York trading on the day the securities are being valued; securities traded on the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price as one or the other may be quoted by the NASDAQ System as of the close of New York trading on the day the securities are being valued; securities and other assets for which quotations are not readily available are valued at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees of the Fund.

(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements. The Fund has a capital loss carry forward of $35,294, which can be carried forward through 2009.

(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Net investment losses, for tax purposes, are reclassified to paid in capital.

B. INVESTMENT ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT

The Fund has an investment advisory agreement with Parker, Carlson & Johnson, Inc. (the "Advisor"), wherein the Fund pays the Advisor a monthly advisory fee, accrued daily, based on an annual rate of one percent of the daily net assets of the Fund. Investment advisory fees were $221,806 for the six months ended June 30, 2002.

     The Fund has a management agreement with PC&J Service Corp., (the "Service Corp."), which is wholly owned by the shareholders of the Advisor. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Advisor, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $110,903 for the six months ended June 30, 2002.

     Certain officers and trustees of the Fund are officers and directors, or both, of the Advisor and of Service Corp.

PC&J PERFORMANCE FUND

NOTES TO FINANCIAL STATEMENTS - (Concluded)


-------------------------------------------------------------------------------------------------------------------------

C.  CAPITAL SHARE TRANSACTIONS
                                                  For the Six Months Ended                 For the Year Ended
                                                       June 30, 2002                        December 31, 2001

                                            ----------------------------------------------------------------------------

    Shares sold                                      60,904        $  1,559,465             75,862       $  2,152,273
    Shares issued in reinvestment of                      0                   0                  0                  0
      dividends
                                           ------------------- ------------------ --------------------------------------

                                                     60,904           1,559,465             75,862          2,152,273
    Shares redeemed                                 (66,868)         (1,651,110)           (77,476)        (2,215,114)
                                           -------------------                    --------------------------------------
                                                               ------------------

    Net decrease                                     (5,964)     $      (91,645)            (1,614)    $      (62,841)
                                           =================== ================== ======================================




D. INVESTMENT TRANSACTIONS

     Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2002, aggregated $15,903,445 and $16,060,320, respectively.

     At June 30, 2002, gross unrealized appreciation on investments was $8,113,859 and gross unrealized depreciation on investments was $3,477,802 for a net unrealized appreciation of $4,636,057 for financial reporting and federal income tax purposes.



E. ADOPTION OF NEW ACCOUNTING PRINCIPLE

     The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, effective January 1, 2001, including the amortization of premiums and accretion of discounts. The adoption of this Guide had no effect in the Fund's financial statements as of June 30, 2002.

PC&J PERFORMANCE FUND

FUND DIRECTORS DISCLOSURE

The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The names of the executive officers and Trustees of the Fund are shown in the table below. Each Trustee who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, is indicated by an asterisk.


                                         Position Held                   Principal Occupation(s)
Name, Address and Age                    _With Fund                      During Past Five Years
---------------------                     -----------                    ----------------------

*Leslie O. Parker III(1)                 President and                   Chairman of Adviser
300 Old Post Office                      Trustee since 1985
120 West Third Street
 Dayton, Ohio  45402
 Year of Birth: 1940

*Kathleen A. Carlson, CFA(1)             Treasurer and                   President and Treasurer
300 Old Post Office                      Trustee since 1985              of Adviser
120 West Third Street
Dayton, Ohio 45402
Year of Birth: 1955

*James M. Johnson, CFA(1)                Secretary and                   Secretary of Adviser
300 Old Post Office                      Trustee since
120 West Third Street                    1985
 Dayton, Ohio 45402
 Year of Birth: 1952

Donald N. Lorenz                         Trustee since 1987              Retired since December 1998;
26 Misty Morning Drive                                                   from December 1980 to
Hilton Head Island, S.C. 29926                                           December 1998, Vice
Year of Birth: 1935                                                      President-Finance and
                                                                         Treasurer, Price Brothers
                                                                         Company (concrete pipe products)

Thomas H. Rodgers                        Trustee since 1989              Since July, 1986, Vice
World Headquarters Blvd.                                                 President-General Counsel
Troy, Ohio 45373                                                         and Secretary, Premark
Year of Birth: 1944                                                      International, Inc. Food
                                                                         Equipment Group


 (1)The Fund's President, Treasurer and Secretary are Directors and the Chairman, President and Treasurer, and Secretary, respectively, of the Adviser and own in the aggregate a controlling interest in the Adviser.


Each of the foregoing Trustees is also a Trustee of the PC&J Preservation Fund. All Trustees serve one-year terms, voted annually at the December board meeting, for the year following.